Reporting and Accounting Policies - Allowance for Credit Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Allowance for Credit Loss [Abstract]
Balance at January 1	$ 283.2	$ 252.1
Increase in allowance	472.0	433.5
Write-offs	(399.0)	(402.4)
Balance at December 31	$ 356.2	$ 283.2